SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Pennsylvania Tax-Free Fund

(Each, a "Fund" and together, the "Funds")

Each Fund is considered a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the prospectuses and Statement of Additional Information ("SAI") for the Funds are revised as follows:

I. In the prospectuses, the sections entitled "Principal Investment Strategies" for each Fund are revised to remove the following sentence:

"The Fund is considered to be non-diversified."

II. In the prospectuses, the sections entitled "Principal Investment Risks" for each Fund are revised to remove "Non-Diversification Risk."